INTANGIBLE ASSETS, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of changes in carrying amount of goodwill

	Owned
	Service Network	Logistics	Total
Balance as at January 1, 2024	$2,246,619	$—	$2,246,619
Acquisitions	259,347	790,451	1,049,798
Impairment	(1,568,309)	—	(1,568,309)
Balance as at December 31, 2024	937,657	790,451	1,728,108
Acquisitions	3,488,680	—	3,488,680
Impairment	—	—	—
Balance as at December 31, 2025	$4,426,337	$790,451	$5,216,788

Schedule of identifiable intangible assets

Identifiable intangible assets consist of the following at March 31, 2026:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	12.4	$1,441,045	(1,070,234)	$370,811
Trade name	4.9	868,355	(661,197)	207,158
Noncompetition agreement	0.9	91,167	(85,237)	5,930
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.6	864,000	(51,429)	812,571
Internally developed software	2.7	740,018	(343,398)	396,620
Intangible assets: Patent	8.3	19,324	(8,696)	10,628
Developed technology	3.4	440,530	(173,861)	266,669
Total intangible assets, net		$4,480,301	$(2,409,914)	$2,070,387

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average
	Remaining Amortization		Accumulated
	Period (years)	Gross Amount	Amortization	Net Amount
Customer relationships	12.7	$1,445,244	(1,020,533)	$424,711
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.0	676,895	(331,559)	345,336
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$4,421,377	$(2,238,819)	$2,182,558

Identifiable intangible assets consist of the following at December 31, 2025:

	Weighted Average Remaining
	Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	12.7	$1,445,244	(1,020,532)	$424,711
Trade name	5.0	868,355	(634,917)	233,438
Noncompetition agreement	1.1	91,167	(83,537)	7,630
Intellectual property	0.0	15,862	(15,862)	—
Intangible assets: Proprietary technology	6.8	864,000	(20,571)	843,429
Internally developed software	3.0	676,895	(331,559)	345,336
Intangible assets: Patent	8.5	19,324	(8,374)	10,950
Developed technology	3.6	440,530	(123,466)	317,064
Total intangible assets, net		$4,421,377	$(2,238,818)	$2,182,558

Identifiable intangible assets consist of the following at December 31, 2024*:

	Weighted Average Remaining Amortization Period (years)	Gross Amount	Accumulated Amortization	Net Amount
Customer relationships	11.5	$777,180	$(373,653)	$403,527
Tradename	6.1	386,080	(102,722)	283,358
Noncompetition agreements	2.1	34,000	(19,570)	14,430
Intellectual property	9.5	35,186	(22,947)	12,239
Acquired technology	4.6	440,530	(35,360)	405,170
Internally developed software	3.3	609,385	(319,933)	289,452
Total intangible assets, net		$2,282,361	$(874,185)	$1,408,176

* Prior period amounts are presented on a net basis and reflect the impact of an $835,319 impairment charge on intangible assets recorded during the year ended December 31, 2024. This presentation has no impact on the consolidated financial statements as the net carrying value of the reported assets remains unchanged.

Schedule of amortization expense

Years ending December 31,	Amount
2026 (nine months)	$436,133
2027	426,362
2028	380,961
2029	255,447
2030	187,350
Thereafter	384,134
Total	$2,070,387

Years ending December 31,	Amount
2026	$473,905
2027	427,176
2028	409,113
2029	270,286
2030	189,695
Thereafter	412,383
Total	$2,182,558